Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Fair Value of Stock Options Valuation Assumptions
The key assumptions used to determine the fair value of the options for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Years ended December 31,
	2020	2021	2022
Expected volatility	35.9%~39.3%	37.2%~38.1%	35.2%~44.2%
Risk-free interest rate (per annum)	0.30%~1.04%	1.00%~1.96%	1.44%~3.97%
Exercise multiples	2.8	2.8 (1)	2.8 (1)
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.261~0.395	$0.370~1.050	$0.302~0.461
Fair value of share option	$0.294~0.395	$0.370~1.050	$0.302~0.461

(1)	Exercise multiples defines the early exercise strategy of the grantees and only applies to binomial option pricing model.

Summary of Share based Compensation Expense

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	3,341,145	3,728,421	809,194
Selling and marketing expense	94,640	56,975	39,771
Research and development expense	42,680	48,777	63,884
Cost of revenues	7,842	3,740	6,406

Total	3,486,307	3,837,913	919,255

TYT Company [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Restricted Share Activity
The Group acquired TYT, a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling
interest holders, who are also management of the TYT, are restricted and subject to a four-year vesting period since July 1, 2022.

	Number of restricted shares	Weighted average grant date fair value
		USD
Unvested at December 31, 2021 and 2022	968,198	15.68

Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Share Options Activity
The following table summarized the activities of the Group’s share options classified as equity:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding at December 31, 2021	428,577,773	0.000010	8.75	0.4547	179,544
Granted	285,050,115	0.000010		0.4252
Exercised	(318,299,998)	0.000010		0.3857
Forfeited	(18,268,357)	0.000010		0.4934

Outstanding at December 31, 2022	377,059,533	0.000010	8.23	0.4874	150,820

Vested and expected to vest	377,059,533	0.000010	8.23	0.4874	150,820

Exercisable at December 31, 2022	58,718,233	0.000010	6.15	0.2558	23,487